Related parties disclosure (Details Narrative)	Dec. 31, 2024 USD ($)
Carlos Moreira
Related Party Transaction [Line Items]
Payables	$ 1,441,063
John O'Hara
Related Party Transaction [Line Items]
Payables	529,633
Peter Ward
Related Party Transaction [Line Items]
Payables	1,638,539
OISTE
Related Party Transaction [Line Items]
Payables	$ 183,876